Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Dividends paid, price per share	$ 0.10	$ 0.20	$ 0.40